Seward & Kissel LLP
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                             Washington, D.C. 20005
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                                                     December 29, 2011

VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

       Re:  AllianceBernstein Cap Fund, Inc.
            - AllianceBernstein Dynamic All Market Fund
            (File Nos. 2-29901 and 811-01716)
            -------------------------------------------

Ladies and Gentlemen:

      On behalf of AllianceBernstein Cap Fund, Inc. - AllianceBernstein Dynamic All Market Fund (the "Fund"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectuses and Statement of Additional Information for the Fund that would have been filed under Rule 497(c) do not differ from those included in the most recent post-effective amendment to the Fund's registration statement that were filed electronically with the Securities and Exchange Commission on December 16, 2011.

                                                     Sincerely,


                                                     /s/ Young Seo
                                                     --------------
                                                         Young Seo




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